Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 225	$ 283	$ 251
Intangible assets gross, Ending balance	213	225	283
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	525	525	426
Additions during the period	8	11	14
Acquisition through business combination (Refer to Note 2.10)	41		72
Translation differences	(4)	(11)	13
Intangible assets gross, Ending balance	570	525	525
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(300)	(242)	(175)
Amortization expense	(60)	(62)	(63)
Translation differences	3	4	(4)
Intangible assets gross, Ending balance	(357)	(300)	(242)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	105	143	148
Intangible assets gross, Ending balance	$ 111	$ 105	$ 143
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year	1 year	1 year
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	15 years	15 years	15 years
Estimated Remaining Useful Life (in years)	11 years	12 years	13 years
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 274	$ 282	$ 248
Acquisition through business combination (Refer to Note 2.10)	34		24
Translation differences	(1)	(8)	10
Intangible assets gross, Ending balance	307	274	282
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(169)	(139)	(100)
Amortization expense	(29)	(32)	(37)
Translation differences	2	2	(2)
Intangible assets gross, Ending balance	(196)	(169)	(139)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	46	45	33
Intangible assets gross, Ending balance	$ 42	$ 46	$ 45
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	6 years	7 years	8 years
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 121	$ 112	$ 92
Additions during the period	8	11	14
Acquisition through business combination (Refer to Note 2.10)			4
Translation differences	(2)	(2)	2
Intangible assets gross, Ending balance	127	121	112
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(75)	(67)	(59)
Amortization expense	(10)	(9)	(7)
Translation differences		1	(1)
Intangible assets gross, Ending balance	(85)	(75)	(67)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	21	26	23
Intangible assets gross, Ending balance	$ 18	$ 21	$ 26
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	7 years	8 years	9 years
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 40	$ 40	$ 32
Acquisition through business combination (Refer to Note 2.10)	3		8
Translation differences	(1)
Intangible assets gross, Ending balance	42	40	40
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(19)	(14)	(9)
Amortization expense	(6)	(5)	(5)
Translation differences	1
Intangible assets gross, Ending balance	(24)	(19)	(14)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	53	69	47
Intangible assets gross, Ending balance	$ 42	$ 53	$ 69
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	7 years	7 years	7 years
Estimated Remaining Useful Life (in years)	5 years	6 years	7 years
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 90	$ 91	$ 54
Acquisition through business combination (Refer to Note 2.10)	4		36
Translation differences		(1)	1
Intangible assets gross, Ending balance	94	90	91
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(37)	(22)	(7)
Amortization expense	(15)	(16)	(14)
Translation differences		1	(1)
Intangible assets gross, Ending balance	$ (52)	$ (37)	$ (22)